ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Components of accounts receivable, net are as follows:

	December 31,
	2012	2011
Casino	$426,796	$385,898
Hotel	2,390	3,691
Other	5,007	3,686

Sub-total	$434,193	$393,275
Less: allowance for doubtful debts	(113,264)	(86,775)

	$320,929	$306,500

During the years ended December 31, 2012, 2011 and 2010, the Group has provided allowance for doubtful debts of $26,566, $36,871 and $32,241 and has directly written off accounts receivable of $1,850, $932 and $941, respectively.

Movement of allowance for doubtful debts are as follows:

	Year Ended December 31,
	2012	2011	2010
At beginning of year	$86,775	$41,490	$24,227
Additional allowance	26,566	36,871	32,241
Reclassified (to) from long-term receivables, net	(77)	8,414	(14,978)

At end of year	$113,264	$86,775	$41,490

The Group grants unsecured credit lines to gaming promoters based on pre-approved credit limits. The Group typically issues markers to gaming promoters with a credit period of 30 days. There are some gaming promoters for whom credit is granted on a revolving basis based on the Group’s monthly credit risk assessment of such gaming promoters. Credit lines granted to all gaming promoters are subject to monthly review and settlement procedures. For other approved casino customers, the Group typically allows a credit period of 14 days to 28 days on issuance of markers following investigations of creditworthiness. An extended repayment term of typically 90 days may be offered to casino customers with large gaming losses and established credit history. The following is an analysis of accounts receivable by age presented based on payment due date, net of allowance:

	December 31,
	2012	2011
Current	$227,534	$220,141
1-30 days	51,207	41,571
31-60 days	9,842	3,344
61-90 days	1,941	2,573
Over 90 days	30,405	38,871

	$320,929	$306,500